REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Production costs	$ 11,443	$ 27,949	$ 24,619
Stand-by costs	2,394
Inventory net realizable adjustment		387	0
Depreciation and depletion	1,995	3,680	3,231
Cost of sales	$ 15,832	$ 32,016	$ 27,850